Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Statement Of Financial Position [Abstract]
Accounts receivable, allowance for credit losses	$ 8,026	$ 6,299
Net investment in finance leases, allowance for credit loss current	186	0
Container leaseback financing receivable, allowance for credit losses current	90	0
Containers, accumulated depreciation	1,482,677	1,443,167
Net investment in finance leases, allowance for credit loss non current	801	0
Container leaseback financing receivable, allowance for credit losses non current	379	0
Fixed assets, accumulated depreciation	12,465	12,266
Intangible assets, accumulated amortization	45,923	45,359
Debt, net of unamortized costs current	6,293	8,120
Debt, net of unamortized costs non current	$ 21,160	$ 21,446
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	58,326,555	58,326,555
Common shares, outstanding	54,870,475	56,817,918
Treasury shares, at cost, shares	3,456,080	1,508,637